Leases - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Leases [Line Items]
Impairment charges on real estate assets	€ 43	€ 123	€ 0
Expenses relating to short-term leases	4	4
Lease commitment amount for leases not commenced	€ 44
Weighted average incremental borrowing rate applied to lease liabilities	6.50%
Right-of-use assets
Disclosure of Leases [Line Items]
Non-cash impairment charge	€ 25	74
Accumulated amortization
Disclosure of Leases [Line Items]
Non-cash impairment charge	€ 18	€ 49
Property and equipment | Top of Range
Disclosure of Leases [Line Items]
Expected lease term	9 years
Real estate assets
Disclosure of Leases [Line Items]
Increase (decrease) in vacancy period assumption, duration	6 months
Increase (decrease) in impairment loss due to six month change in vacancy period assumption	€ 5
Increase (decrease) in sublease rental rate assumption, percent	10.00%
Increase (decrease) in impairment loss due to 10% change in sublease rental rate assumption	€ 3
Increase (decrease) in discount rate assumption	1.00%
Increase (decrease) in impairment loss due to 100 basis points change in discount rate assumption	€ 1